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                         UNAUDITED FINANCIAL STATEMENTS








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                                The Fairmont Fund

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                                  June 30, 2001




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================================================================================
 The Fairmont Fund
================================================================================

                                                         Schedule of Investments
                                                       June 30, 2001 (unaudited)
--------------------------------------------------------------------------------
 Shares/Principal Amount                              Market Value  % of Assets
--------------------------------------------------------------------------------

 COMMON STOCKS
 Beauty Shops
    20,000 Regis Corp.                                  $ 419,800         5.40%
                                                        ----------

 Communication Services
    20,000 Global Crossing LTD.*                          172,800         2.22%
                                                        ----------

 Electromedical and Electrotherapeutic Apparatus
    20,000 Pacificare Health Systems, Inc.*               326,000         4.19%
                                                        ----------

 Fire, Marine, and Casualty Insurance
    35,000 Ohio Casualty Corp.                            453,250         5.83%
                                                        ----------

 Grocery Stores
    15,000 Kroger Co.*                                    375,000         4.82%
                                                        ----------

 Hospital and Medical Service Plans
    15,000 Health Net, Inc.*                              261,000
     5,000 Oxford Health Plans, Inc.*                     143,000
                                                        ----------
                                                          404,000         5.19%
 Hotels and Motels
    10,000 Hilton Hotels Corp.                            116,000         1.49%
                                                        ----------

 Insurance Agents, Brokers, and Service
    15,000 Aetna Inc.*                                    388,050
    25,000 Humana, Inc. *                                 246,250
                                                        ----------
                                                          634,300         8.16%
 Insurance Carriers
     3,000 American International Group, Inc.             258,000         3.32%
                                                        ----------

 Investment Advice
    10,000 Raymond James Financial, Inc.                  306,000         3.93%
                                                        ----------

 National Commercial Banks
    15,000 Compass Bancshares Inc.                        397,500
    10,000 First Tennessee National Corp.                 347,100
     5,000 Union Planters Corp.                           218,000
                                                        ----------
                                                          962,600        12.38%
 Nursing and Personal Care Facilities
    15,000 Sunrise Assisted Living Inc. *                 393,750         5.06%
                                                        ----------

 Pharmaceutical Preparations
     7,000 Novartis AG (ADS)                            $ 253,050         3.25%
                                                        ----------

 Real Estate Investment Trusts
     5,000 Felcor Lodging Trust Inc.                      117,000
    15,000 RFS Hotel Investors Inc.                       236,850
    30,000 Senior Housing Properties                      390,000
                                                        ----------
                                                          743,850         9.56%
 Real Estate Operations
     5,000 Federal Realty Investment Trust                103,700
    10,000 iStar Financial, Inc.                          282,000
     5,000 JDN Realty Corp.                                68,000
     5,000 Nationwide Health Properties, Inc.             101,000
                                                        ----------
                                                          554,700         7.13%
 Search, Detection, Navigation, Guidance
    15,000 General Motors Class H New*                    303,750         3.91%
                                                        ----------

 State Commercial Banks
    20,000 Trico Bancshares                               336,000         4.32%
                                                        ---------- ------------

           Total Investments
            (Cost  $6,182,210)                          7,012,850        90.17%

 Cash and Equivalents
           Firstar U.S Treasury Money Market            1,562,080        20.09%
            Fund 3.05%                                  ---------- ------------
                Institutional Cl  I

           Total Investments (Cost $7,744,290)        $ 8,574,930       110.26%

           Other Liabilities Less Assets                 (797,665)     (10.26)%
                                                        ---------- ------------

           Net Assets                                 $ 7,777,265      100.00%
                                                      ============ ============

================================================================================
 The Fairmont Fund
================================================================================

Statement of Assets and Liabilities
     June 30, 2001 (unaudited)

Assets:
     Investment Securities at Market Value (Note 2)                $ 8,574,930
          (Cost $7,744,290)
     Cash                                                                  572
     Receivables:
          Dividends and Interest                                        12,207
                                                                  -------------
               Total Assets                                          8,587,709
                                                                  -------------
Liabilities
     Accrued Expenses (Note 3)                                          12,167
      Payables:
          Securities Purchased                                         792,705
          Shares Redeemed                                                5,000
          Other                                                            572
                                                                  -------------
               Total Liabilities                                       810,444
                                                                  -------------
Net Assets                                                         $ 7,777,265
                                                                  =============
Net Assets Consist of:
     Capital Paid In (Note 8)                                        8,889,368
     Undistributed Net Investment Income                                30,001
     Accumulated Realized Loss on Investments - Net                 (1,972,744)
     Unrealized Appreciation on Investments (Note 5)                   830,640
                                                                  -------------

Net Assets, for 376,990 Shares Outstanding                         $ 7,777,265
                                                                  =============
Net Asset Value, Offering Price and Redemption Price
     Per Share ($7,777,265/376,990 shares)                         $     20.63
                                                                  =============

================================================================================
 The Fairmont Fund
================================================================================

 Statement of Operations
 For the six months ending June 30, 2001 (unaudited)
Investment Income: (Note 2)
     Dividends                                                     $    72,657
     Interest                                                           37,116
                                                                  -------------
          Total Investment Income                                      109,773
                                                                  -------------
Expenses
     Management Fees (Note 3)                                           79,772
                                                                  -------------
          Total Expenses                                                79,772
                                                                  -------------

                Net Investment Income                                   30,001
                                                                  -------------

Realized and Unrealized Gains on Investments: (Note 2)
     Realized Loss on Investments                                     (250,116)
     Change in Unrealized Appreciation on Investments                  491,496
                                                                  -------------
          Net Realized and Unrealized Gain on Investments              241,380
                                                                  -------------

                Net Increase in Net Assets from Operations        $    271,381
                                                                  =============

================================================================================
 The Fairmont Fund
================================================================================

Statement of Changes in Net Assets (unaudited)
                                                                    1/01/2001       1/01/2000
                                                                       to              to
                                                                    6/30/2001      12/31/2000
From Operations:
     Net Investment Income (Loss)                                 $    30,001     $   (14,961)
     Net Realized Loss on Investments                                (250,116)     (1,642,814)
     Net Unrealized Appreciation (Depreciation) on Investments        491,496        (512,817)
                                                                  -------------   -------------
            Increase (Decrease) in Net Assets from Operations         271,381      (2,170,592)
                                                                  -------------   -------------
From Distributions to Shareholders: (Note 4)
     Net Investment Income                                                  0               0
     Net Realized Gains from Security Transactions                          0               0
                                                                  -------------   -------------
             Net Distributions                                              0               0
                                                                  -------------   -------------
From Capital Share Transactions: (Note 2)
     Proceeds From Sale of Shares                                     414,826          82,932
     Shares Issued on Reinvestment of Dividends                             0               0
     Cost of Shares Redeemed                                       (1,220,947)     (4,633,443)
                                                                  -------------   -------------
              Net Decrease from Capital Share Transactions           (806,121)     (4,550,511)
                                                                  -------------   -------------

                     Net Decrease in Net Assets                      (534,740)     (6,721,103)

Net Assets at Beginning of Period                                   8,312,005      15,033,108
                                                                  -------------   -------------
Net Assets at End of Period                                       $ 7,777,265     $ 8,312,005
                                                                  =============   =============


Share Transactions:
     Issued                                                            20,075           4,087
     Reinvested                                                           -                 -
     Redeemed                                                         (59,034)       (220,183)
                                                                  -------------   -------------
Net increase (decrease) in shares                                     (38,960)       (216,096)
Shares outstanding beginning of period                                415,950         632,046
                                                                  -------------   -------------
Shares outstanding end of period                                      376,990         415,950
                                                                  =============   =============


====================================================================================================================================
 The Fairmont Fund
====================================================================================================================================

Financial Highlights (unaudited)
Selected data for a share outstanding throughout the period   1/01/2001      1/01/2000       1/01/1999      1/01/1998      1/01/1997
                                                                 to             to              to             to             to
                                                              6/30/2001     12/31/2000      12/31/1999     12/31/1998     12/31/1997
                                                              ---------     ----------      ----------     ----------     ----------
Net Asset Value -
     Beginning of Period                                      $  19.98      $   23.78       $   26.33      $   27.68       $  26.45
Net Investment Income                                             0.07          (0.03)          (0.49)         (0.27)         (0.16)
Net Gains or Losses on Securities
     (realized and unrealized)                                    0.58          (3.77)          (1.83)         (1.08)          4.20
                                                              ---------     ----------      ----------     ----------     ----------
Total from Investment Operations                                  0.65          (3.80)          (2.32)         (1.35)          4.04
Dividends
     (from net investment income)                                 0.00           0.00            0.00           0.00           0.00
Distributions (from capital gains)                                0.00           0.00            0.23           0.00           2.81
Return of Capital                                                 0.00           0.00            0.00           0.00           0.00
                                                              ---------     ----------      ----------     ----------     ----------
     Total Distributions                                          0.00           0.00            0.23           0.00           2.81
Net Asset Value -
     End of Period                                            $  20.63      $   19.98       $   23.78      $   26.33       $  27.68
                                                              =========     ==========      ==========     ==========     ==========

Total Return                                                      3.25%        (15.98)%         (8.83)%        (4.88)%        15.27%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)                         $ 7,777      $   8,312       $  15,033      $  23,839       $ 31,856

Ratio of Expenses to Average Net Assets                           1.98%*         1.96%           1.77%          1.68%          1.63%
Ratio of Net Income to Average Net Assets                         0.75%*        (0.15)%         (0.10)%        (0.18)%       (0.57)%
Portfolio Turnover Rate                                           3.75*          3.94            2.61           3.42           1.83


* Annualized

                                The Fairmont Fund

                          Notes to Financial Statements

                                  June 30, 2001

(1)  Organization

     The Fairmont Fund (The Fund) is a no-load, diversified series of The Camelot Funds, formerly The Fairmont Fund Trust (The Trust), which is a Kentucky business trust and an open-end investment company registered under the Investment Company Act of 1940. The Fund was established under a Declaration of Trust dated December 29, 1980 and began offering its shares publicly on September 2, 1981. The Fund's objective is capital appreciation which it seeks to achieve by investing in equity securities that its Adviser believes are undervalued.

 (2) Summary of Significant Accounting Policies

     (a) Valuation of Investment Securities - Purchases and sales of securities are recorded on a trade date basis. Portfolio securities which are traded on stock exchanges or in the over-the-counter markets are valued at the last sale price as of 4:00 P.M. Eastern time on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     (b) Gains and Losses on Investment Securities - Gains and losses from sales of investments are calculated on the "identified cost" method. Upon disposition of a portion of the investment in a particular security, it is The Fund's general practice to first select for sale those securities which qualify for long-term capital gain or loss treatment for tax purposes.

     (c) Repurchase Agreements - The Fund may acquire repurchase agreements from banks or security dealers (the Seller) which the Board of Trustees and the Adviser have determined creditworthy. The Seller of the repurchase agreement is required to maintain the value of collateral at not less than the repurchase price, including accrued interest. Securities pledged as collateral for repurchase agreements are held by The Fund's custodian in the Federal Reserve/Treasury book-entry system.

     (d) Capital Shares - The Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written request in proper form.

     (e) Estimates and Assumptions - The preparation of financial statements in conformity with generally accepted accounting principles requires The Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with Federal Tax Regulations which may differ from Generally Accepted Accounting Principles.

(3)  Investment Advisory Agreement, Commissions and Related Party Transactions

     The Investment Advisory Agreement (the Agreement) provides that The Sachs Company (the Adviser) will pay all of The Trust's operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. Under the terms of the Agreement, The Fund pays the Adviser a fee at the rate of 2% of the first $10,000,000 of average daily net assets, 1-1/2% of the next $20,000,000, and 1% of the average daily net assets over $30,000,000. The management fee is accrued daily and paid monthly. The Adviser received management fees of $201,538 for the six months ending June 30, 2001.

                                The Fairmont Fund

                          Notes to Financial Statements

                                  June 30, 2001

     Morton H. Sachs, a trustee of The Fund, is the president and sole shareholder of the Adviser. The Adviser, as a registered broker-dealer of securities, effected substantially all of the investment portfolio transactions for The Fund. For this service the Adviser received commissions of $53,642 for the six months ending June 30, 2001.

     Certain officers and/or Trustees of The Fund are officers of the Adviser.

(4)  Distributions to Shareholders

     No distributions to shareholders were made in the six months ending June 30, 2001.


(5)  Investments

For the six months ending June 30, 2001, the cost of purchases and proceeds from sales of investments, other than temporary cash investments, were $13,112,215 and $13,698,964 respectively.

Following is information regarding unrealized appreciation (depreciation) and aggregate cost of securities based upon federal income tax cost at June 30, 2001. The difference between book cost and tax cost consists of wash sales in the amount of $63,133.
                                                                     Tax Cost
     Aggregate gross unrealized appreciation for
        all securities with value in excess of cost............$      851,811

     Aggregate gross unrealized depreciation for
        all securities with cost in excess of value.............    (  84,304)
                                                                    ----------

     Net unrealized appreciation...............................$      767,507
                                                                    ==========

     Aggregate cost of securities..............................$    6,245,343
                                                                    ==========

(6)  Income Taxes

It is The Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute substantially all of its income to shareholders. Therefore no tax provision is required.

(7) There are no reportable financial instruments which have any off-balance sheet risk as of June 30, 2001.

(8) At June 30, 2001 an indefinite number of capital shares (no par value) were authorized, and paid-in capital amounted to $8,889,368. Transactions in capital shares were as follows:

            Shares sold.....................................       20,075
            Shares redeemed.................................  (    59,034)
                                                               ----------
            Net decrease....................................  (    38,960)
                                                               ==========

            Shares outstanding:
                    Beginning of period....................      415,950
                                                               ==========
                    Ending of period.......................      376,990
                                                               ==========

--------------------------------------------------------------------------------



                                Board of Trustees
                                 Morton H. Sachs
                               Jennifer S. Dobbins
                               Maurice J. Buchart
                                  Jane W. Hardy
                              Boyce F. Martin, III


                               Investment Adviser
                                The Sachs Company
                              1346 South Third St.
                              Louisville, KY 40208


                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                          8869 Brecksville Rd., Suite C
                             Brecksville, Ohio 44141


                                    Custodian
                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                     Counsel
                       Brown, Cummins & Brown Co., L.P.A.
                                3500 Carew Tower
                                 441 Vine Street
                              Cincinnati, OH 45202


                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                                27955 Clemens Rd
                              Westlake, Ohio 44145